Schedule of Investments
September 29, 2023 (unaudited)
Frank Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 80.38%

Bottled & Canned Soft Drinks & Carbonated Waters - 6.72%
Coca-Cola FEMSA S.A.B. de C.V. Series L ADR (2)	15,717	1,232,841

Cigarettes - 11.44%
Altria Group, Inc.	11,827	497,326
British American Tobacco PLC ADR	15,135	475,390
Philip Morris International, Inc.	6,110	565,664
Vector Group, Ltd.	52,600	559,664

		2,098,044

Communications Services, NEC- 3.97%
Cogent Communications Holdings, Inc.	11,771	728,625

Electric & Other Services Combined - 5.11%
PG&E Corp. (2)	58,115	937,395

Electric Services - 6.93%
Algonquin Power & Utilities Corp.	50,275	297,628
NRG Energy, Inc.	25,300	974,556

		1,272,184

Natural Gas Transmission - 5.42%
Energy Transfer L.P.	70,863	994,208

Petroleum Refining- 13.75%
Calumet Specialty Products Partners, L.P. (2)	132,074	2,522,613

Poultry Slaughtering and Processing - 2.64%
Tyson Foods, Inc. Class A	9,603	484,856

Radio & TV Broadcasting & Communications - 2.98%
Ericsson LM Telephone Co.	112,500	546,750

Retail - Auto & Home Supply Stores - 1.51%
Advance Auto Parts, Inc. (2)	4,960	277,413

Retail - Eating Places - 6.36%
Arcos Dorados Holdings, Inc. Class A	65,364	618,343
Jack In the Box, Inc.	7,934	547,922

		1,166,265

Retail - Variety Stores - 0.96%
Dollar General Corp. (2)	1,665	176,157

Services-Business Services - 9.42%
International Money Express, Inc. (2)	23,770	402,426
Nuvei Corporation	32,300	484,500
PayPal Holdings, Inc. (2)	14,382	840,772

		1,727,698

Toys & Games - 3.17%
Nintendo Co. Ltd. ADR	56,175	581,411

Total Common Stock	(Cost $ 14,244,739)	14,746,460

Corporate Bonds (4) - 4.22%

Pacific Gas & Electric Co., 1.70% 11/15/2023	780,000	775,645

Total U.S. Government Obligations	(Cost $ 777,318)	775,645

Real Estate Investment Trusts - 4.52%

Easterly Governement Properties, Inc.	34,478	394,084
Postal Realty Trust, Inc. Class A	32,190	434,565

Total Real Estate Investment Trusts	(Cost $ 941,711)	828,649

U.S. Government Obligations (4) - 4.14%

United States Treasury Note, 2.125%, 7/31/2024	780,000	758,763

Total U.S. Government Obligations	(Cost $ 773,921)	758,763

Money Market Registered Investment Companies - 2.90%
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - 5.20% (3)	532,515	532,515

Total Money Market Registered Investment Companies	(Cost $ 532,515)	532,515

Total Investments - 96.16%	(Cost $ 17,270,204)	17,642,032

Other Assets less Liabilities - 3.84%		704,390

Total Net Assets - 100.00%		18,346,422

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 29, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$16,107,624	$-
Level 2 - Other Significant Observable Inputs	1,534,408	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$17,642,032	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at September 29, 2023.
(4) Fair valued security deemed as Level 2 security.